Income Taxes (Details) - Schedule of Deferred Tax - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Net operating loss
Federal	$ 1,758,686	$ 1,086,843
State	212,385	34,863
Capitalized R&D expense	70,451	55,540
Accrued warranty expense	7,382
Lease liabilities	109,903
Less: valuation allowance	(2,034,319)	(1,172,171)
Total deferred tax assets	124,488	5,075
Deferred tax liabilities:
Depreciation of property and equipment	(14,371)	(5,075)
Right of use assets	(110,117)
Total deferred tax liability	(124,488)	(5,075)
Total deferred tax accounts, net